Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
Revenue	$ 745	$ 1,185	$ 5,122	$ 9,106
Cost of Revenue:
Hardware	61	62	362	545
Amortization of software development costs	512	486	1,890	1,908
Cost of Revenue	573	548	2,252	2,453
Gross margin	172	637	2,870	6,653
Expenses:
General and administrative	1,085	1,128	4,933	6,706
Depreciation	20	48	146	166
Total Expenses	1,105	1,176	5,079	6,872
Loss from operations	(933)	(539)	(2,209)	(219)
Other income and expense:
Interest expense	(90)	(40)	(16)	(25)
Interest expense - related parties			36	(297)
Foreign exchange	85	(9)	8	(158)
Interest income		1	2	1
Other income and expense	(5)	(48)	30	(479)
Loss before income taxes	(938)	(587)	(2,179)	(698)
Income taxes (recovery) - deferred	0	(156)	(210)	0
Net loss for the period	(938)	(431)	(1,969)	(698)
Net loss attributable to non-controlling interest	(5)	(43)	(105)	(104)
Net Income (Loss) for the period atrributable to One Horizon Group, Inc.	(933)	(388)	(1,864)	(594)
Less: Preferred stock dividends	(25)	0	(44)	0
Net Loss attributable to common stockholders	$ (958)	$ (388)	$ (1,908)	$ (594)
Loss per share
Basic net loss per share	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.02)
Diluted loss per share	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.02)
Weighted average number of shares outstanding
Basic and diluted	33,281	32,934	32,981	31,661